497(e)
                                                                       333-72714

SUPPLEMENT DATED FEBRUARY 10, 2006 TO
THE PROSPECTUSES DATED MAY 1, 2005 FOR

MONY VARIABLE ANNUITY


ISSUED BY

MONY LIFE INSURANCE COMPANY
MONY LIFE INSURANCE COMPANY OF AMERICA

--------------------------------------------------------------------------------

This supplement modifies certain information in each above-referenced Prospectus, Supplements to Prospectus and Statement of Additional Information dated May 1, 2005, as previously supplemented to date (together the "Prospectus"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. You should keep this supplement with your Prospectus.

Effective on or about November 1, 2005, PBHG Insurance Series Fund and its portfolios were renamed. Effective January 1, 2006, Old Mutual Capital, Inc. ("OMCAP") became the new investment adviser to each portfolio. The portfolios' previous investment adviser, Liberty Ridge Capital, was appointed the sub-adviser.

Accordingly, the information in "The Funds" section of your prospectus is modified as shown below:

----------------------------------------------------------------------------------------------------------------------------
 Former Name                            New Name                            Adviser (and Sub-adviser, as applicable)
----------------------------------------------------------------------------------------------------------------------------
PBHG Insurance Series Fund             Old Mutual Insurance Series Fund
----------------------------------------------------------------------------------------------------------------------------
Liberty Ridge Mid-Cap Portfolio        Old Mutual Mid-Cap Portfolio        Old Mutual Capital, Inc. (subadvised by Liberty
                                                                           Ridge Capital, Inc.)
----------------------------------------------------------------------------------------------------------------------------
Liberty Ridge Select Value Portfolio   Old Mutual Select Value Portfolio   Old Mutual Capital, Inc. (subadvised by Liberty
                                                                           Ridge Capital, Inc.)
----------------------------------------------------------------------------------------------------------------------------

Form # MNY/MLA 206A (2/06)                                 Cat # 136152 (2/06)
V.A. New Biz/In-force (AR)                                               x01314